CONDENSED BALANCE SHEETS (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash	$ 676,471	$ 1,211,423	$ 1,143,009
Accounts receivable, net	233,426	184,415	102,976
Inventory	381,952	320,239	94,080
Prepaid and other current assets	895,160	94,421	22,857
Subscription receivable			3,288,333
Total current assets	2,187,009	1,810,498	4,651,255
Intangible assets, net	245,896	334,025	206,704
Property and equipment, net	3,529,265	3,703,582	1,731,439
Total assets	5,962,170	5,848,105	6,589,398
Current liabilities:
Accounts payable	1,695,497	874,119	724,246
Accrued expenses	858,412	815,814	492,254
Current portion of notes payable	48,586	44,601
Notes payable-related party, net of discount of $83,333	416,667
Current portion of capital lease obligations	959,403	506,506	32,543
Total current liabilities	3,978,565	2,241,040	1,249,043
Notes payable, net of current portion	18,732	55,730
Capital lease obligations, net of current portion	2,435,625	2,042,359	122,593
Derivative liability	13,900,400	0
Total liabilities	20,333,322	4,339,129	1,371,636
Commitments and contingencies (see NOTE 10 LEGAL PROCEEDINGS)
Stockholders' deficit:
Common stock	162	116	116
Additional paid-in capital	11,481,055	9,733,342	9,622,251
Accumulated deficit	(65,507,780)	(42,276,878)	(32,715,598)
Total stockholders' deficit	(54,026,563)	(32,543,420)	(23,093,231)
Total liabilities, convertible preferred stock and stockholders' deficit	5,962,170	5,848,105	6,589,398
Series A Convertible Preferred Stock
Convertible preferred stock:
Convertible preferred stock	17,366,539	18,846,539	18,846,539
Series B Convertible Preferred Stock
Convertible preferred stock:
Convertible preferred stock	9,464,454	9,464,454	9,464,454
Series C Convertible Preferred Stock
Convertible preferred stock:
Convertible preferred stock	4,040,585	3,674,335
Series C-1 Convertible Preferred Stock
Convertible preferred stock:
Convertible preferred stock	2,067,068	2,067,068
Series D Convertible Preferred Stock
Convertible preferred stock:
Convertible preferred stock	6,716,765
Pro Forma
Current assets:
Cash	676,471
Accounts receivable, net	233,426
Inventory	381,952
Prepaid and other current assets	895,160
Total current assets	2,187,009
Intangible assets, net	245,896
Property and equipment, net	3,529,265
Total assets	5,962,170
Current liabilities:
Accounts payable	1,695,497
Accrued expenses	858,412
Current portion of notes payable	48,586
Notes payable-related party, net of discount of $83,333	416,667
Current portion of capital lease obligations	959,403
Total current liabilities	3,978,565
Notes payable, net of current portion	18,732
Capital lease obligations, net of current portion	2,435,625
Derivative liability	13,900,400
Total liabilities	20,333,322
Commitments and contingencies (see NOTE 10 LEGAL PROCEEDINGS)
Stockholders' deficit:
Common stock	3,779
Additional paid-in capital	51,132,849
Accumulated deficit	(65,507,780)
Total stockholders' deficit	(14,371,152)
Total liabilities, convertible preferred stock and stockholders' deficit	$ 5,962,170